Employee Benefits and Deferred Compensation and Supplemental Retirement Plans - Additional Information (Details)		12 Months Ended
		Dec. 31, 2019 USD ($) Fund Payment	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Minimum years of service to participate in the health and life insurance benefits as of January 1, 1995		14 years
Gains or losses greater of the benefit obligation or the fair value of assets amortized over the average remaining service period		10.00%
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Long-term inflation rate		2.50%
Target Allocations [Abstract]
Number of funds in which plan assets invested | Fund		3
401 (k) Plan [Abstract]
Employer contribution to 401 (k) plan		$ 393,000	$ 371,000
Additional safe harbor contribution		$ 291,000	$ 273,000
Deferred Compensation Arrangements [Abstract]
Period for additional annual contributions following change in control		24 months
Number of years the Bank is required to make additional annual contributions		3 years
Period for benefit payment in the event of death, disability or termination following change in control		24 months
Number of annual installments for benefit payments | Payment		10
Directors and Certain Executive Officers [Member]
Deferred Compensation Arrangements [Abstract]
Deferred compensation benefit payments age		65 years	70 years
Maximum contractual term		10 years
Liability related to deferred compensation		$ 2,800,000	$ 2,700,000
Deferred compensation expense		$ 349,000	$ 258,000
Equity Securities [Member]
Target Allocations [Abstract]
Target plan asset allocations - well-funded		48.00%
Mutual Funds - Fixed Income Intermediate duration [Member]
Target Allocations [Abstract]
Target plan asset allocations - well-funded		16.00%
Estimated retirement life of assets in the trust		30 years
Mutual Funds-Fixed Income Long Duration [Member]
Target Allocations [Abstract]
Target plan asset allocations - well-funded		35.00%
Cash Equivalents [Member]
Target Allocations [Abstract]
Target plan asset allocations - well-funded		1.00%
Pension Benefits [Member]
Significant Assumptions Used in Determining Benefit Obligations [Abstract]
Weighted average discount rate		3.97%	4.97%
Change in Benefit Obligation [Roll Forward]
Accumulated benefit obligation		$ 11,892,000	$ 10,095,000		$ 10,469,000
Change in Plan Assets [Roll Forward]
Fair value of plan assets		$ 16,985,000	$ 14,522,000		14,956,000
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Expected long term rate of return on plan assets		6.50%	6.50%
Expected long term rate of return on plan assets - 2020		6.50%
Expected net periodic benefit cost in next fiscal year		$ 379,000
Pension Benefits [Member] | Fixed Income Securities [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets		9,148,000	$ 7,983,000
Pension Benefits [Member] | Mutual Funds - Fixed Income Intermediate duration [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets	[1]	3,708,000	3,255,000
Pension Benefits [Member] | Mutual Funds-Fixed Income Long Duration [Member]
Change in Plan Assets [Roll Forward]
Fair value of plan assets	[2]	$ 3,084,000	$ 2,521,000
Pension Benefits [Member] | Minimum [Member] | Equity Securities [Member]
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Real rate of return on assets assumption		6.00%
Expected long term rate of return on plan assets		5.00%
Pension Benefits [Member] | Minimum [Member] | Fixed Income Securities [Member]
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Real rate of return on assets assumption		3.00%
Pension Benefits [Member] | Maximum [Member] | Equity Securities [Member]
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Real rate of return on assets assumption		8.00%
Expected long term rate of return on plan assets		7.00%
Pension Benefits [Member] | Maximum [Member] | Fixed Income Securities [Member]
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Real rate of return on assets assumption		5.00%
Postretirement Benefits [Member]
Significant Assumptions Used in Determining Benefit Obligations [Abstract]
Weighted average discount rate		3.97%	4.97%
Change in Benefit Obligation [Roll Forward]
Accumulated benefit obligation		$ 414,000	$ 454,000		481,000
Change in Plan Assets [Roll Forward]
Fair value of plan assets		$ 0	$ 0		$ 0
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Expected long term rate of return on plan assets		0.00%	0.00%
Decrease in expected long-term rate of return in basis points		5.00%
Decrease in percentage of expected long-term rate of return		21.00%
Decrease in expected long-term rate of return		$ 67,000
Expected net periodic benefit cost in next fiscal year		$ 379,000
Postretirement Benefits [Member] | Scenario Forecast [Member]
Target Allocations [Abstract]
Estimated future employer contributions in next fiscal year				$ 36,000
Postretirement Health Care Plan [Member]
Assumed Health Care Cost Trend Rates [Abstract]
Health care cost trend rate assumption		4.50%
Ultimate health care cost trend rate		4.20%
Year that rate reaches ultimate trend rate		2023
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Amounts that will be amortized from accumulated other comprehensive income (loss) in next fiscal year		$ 228,000
Estimated amortization of the unrecognized transition obligation and actuarial loss in next fiscal year		10,000
Supplemental Executive Retirement Plans [Member]
Target Allocations [Abstract]
Cash surrender value of life insurance		17,400,000	$ 16,900,000
Other accrued liabilities		$ 836,000	$ 745,000

[1]	This category consists mostly of a fund which seeks to track the Barclays Capital US Corporate A or Better 5-20 Year, Bullets only Index, along with a diversified mutual fund holding fixed income securities rated A or better.
[2]	This category consists of a fund that seeks to approximate the performance of the Barclays Capital US Corporate A or Better, 20+ Year Bullets Only Index over the long term.